Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2014
Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2013 and 2014:

	March 31, 2013
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥52,798	¥52,768	¥0
Consumer borrowers		1,003	989	0
	Housing loans	1,003	989	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		51,795	51,779	0
Non-recourse loans	Japan	21,409	21,407	0
	U.S.	5,825	5,825	0
Other	Real estate companies	7,063	7,060	0
	Entertainment companies	6,148	6,147	0
	Other	11,350	11,340	0
Purchased loans		0	0	0
With an allowance recorded*2:		159,942	158,798	65,151
Consumer borrowers		9,858	9,828	3,190
	Housing loans	7,496	7,471	2,565
	Card loans	1,858	1,854	547
	Other	504	503	78
Corporate borrowers		120,977	119,863	48,826
Non-recourse loans	Japan	2,006	2,004	1,021
	U.S.	31,810	31,706	13,599
Other	Real estate companies	40,063	39,896	15,862
	Entertainment companies	5,889	5,843	2,118
	Other	41,209	40,414	16,226
Purchased loans		29,107	29,107	13,135

Total:		¥212,740	¥211,566	¥65,151

Consumer borrowers		10,861	10,817	3,190

	Housing loans	8,499	8,460	2,565

	Card loans	1,858	1,854	547

	Other	504	503	78

Corporate borrowers		172,772	171,642	48,826

Non-recourse loans	Japan	23,415	23,411	1,021

	U.S.	37,635	37,531	13,599

Other	Real estate companies	47,126	46,956	15,862

	Entertainment companies	12,037	11,990	2,118

	Other	52,559	51,754	16,226

Purchased loans		29,107	29,107	13,135

	March 31, 2014
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥25,049	¥25,025	¥0
Consumer borrowers		725	711	0
	Housing loans	725	711	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		24,324	24,314	0
Non-recourse loans	Japan	6,505	6,505	0
	U.S.	2,259	2,259	0
Other	Real estate companies	3,770	3,767	0
	Entertainment companies	2,614	2,613	0
	Other	9,176	9,170	0
Purchased loans		0	0	0
With an allowance recorded*2:		110,775	110,064	49,155
Consumer borrowers		11,071	11,010	3,279
	Housing loans	6,592	6,543	2,432
	Card loans	2,950	2,942	629
	Other	1,529	1,525	218
Corporate borrowers		76,629	75,979	33,588
Non-recourse loans	Japan	1,363	1,299	1,020
	U.S.	14,775	14,746	7,514
Other	Real estate companies	25,099	25,046	8,911
	Entertainment companies	5,213	5,172	1,801
	Other	30,179	29,716	14,342
Purchased loans		23,075	23,075	12,288

Total:		¥135,824	¥135,089	¥49,155

Consumer borrowers		11,796	11,721	3,279

	Housing loans	7,317	7,254	2,432

	Card loans	2,950	2,942	629

	Other	1,529	1,525	218

Corporate borrowers		100,953	100,293	33,588

Non-recourse loans	Japan	7,868	7,804	1,020

	U.S.	17,034	17,005	7,514

Other	Real estate companies	28,869	28,813	8,911

	Entertainment companies	7,827	7,785	1,801

	Other	39,355	38,886	14,342

Purchased loans		23,075	23,075	12,288

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2012, 2013 and 2014:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥8,933	¥226	¥204
	Housing loans	8,933	226	204
	Other	0	0	0
Corporate borrowers		252,683	4,506	3,976
Non-recourse loans	Japan	30,021	367	311
	U.S.	41,399	794	695
Other	Real estate companies	84,121	1,243	1,102
	Entertainment companies	25,796	724	711
	Other	71,346	1,378	1,157
Purchased loans		34,063	0	0

Total		¥295,679	¥4,732	¥4,180

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥9,586	¥209	¥168
	Housing loans	8,635	188	152
	Card loans	771	16	12
	Other	180	5	4
Corporate borrowers		221,136	4,259	3,968
Non-recourse loans	Japan	37,282	216	211
	U.S.	41,903	1,726	1,726
Other	Real estate companies	62,265	889	804
	Entertainment companies	16,443	364	322
	Other	63,243	1,064	905
Purchased loans		29,217	0	0

Total		¥259,939	¥4,468	¥4,136

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,445	¥295	¥230
	Housing loans	8,004	231	178
	Card loans	2,453	38	31
	Other	988	26	21
Corporate borrowers		134,927	4,146	3,449
Non-recourse loans	Japan	15,897	234	219
	U.S.	23,119	667	667
Other	Real estate companies	38,733	1,154	990
	Entertainment companies	10,277	509	343
	Other	46,901	1,582	1,230
Purchased loans		25,588	0	0

Total		¥171,960	¥4,441	¥3,679

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2013 and 2014:

	March 31, 2013
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,152,536	¥10,861	¥7,745	¥18,606	¥1,171,142
	Housing loans	901,895	8,499	6,397	14,896	916,791
	Card loans	223,130	1,858	719	2,577	225,707
	Other	27,511	504	629	1,133	28,644
Corporate borrowers		1,258,517	172,772	0	172,772	1,431,289
Non-recourse loans	Japan	111,025	23,415	0	23,415	134,440
	U.S.	396,882	37,635	0	37,635	434,517
Other	Real estate companies	229,555	47,126	0	47,126	276,681
	Entertainment companies	109,222	12,037	0	12,037	121,259
	Other	411,833	52,559	0	52,559	464,392
Purchased loans		41,694	29,107	0	29,107	70,801
Direct financing leases		973,574	0	15,806	15,806	989,380
	Japan	680,351	0	12,234	12,234	692,585
	Overseas	293,223	0	3,572	3,572	296,795

Total		¥3,426,321	¥212,740	¥23,551	¥236,291	¥3,662,612

	March 31, 2014
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,218,469	¥11,796	¥6,149	¥17,945	¥1,236,414
	Housing loans	968,269	7,317	4,211	11,528	979,797
	Card loans	225,198	2,950	720	3,670	228,868
	Other	25,002	1,529	1,218	2,747	27,749
Corporate borrowers		910,580	100,953	0	100,953	1,011,533
Non-recourse loans	Japan	64,757	7,868	0	7,868	72,625
	U.S.	84,545	17,034	0	17,034	101,579
Other	Real estate companies	217,096	28,869	0	28,869	245,965
	Entertainment companies	99,057	7,827	0	7,827	106,884
	Other	445,125	39,355	0	39,355	484,480
Purchased loans		30,266	23,075	0	23,075	53,341
Direct financing leases		1,080,186	0	13,887	13,887	1,094,073
	Japan	751,877	0	9,560	9,560	761,437
	Overseas	328,309	0	4,327	4,327	332,636

Total		¥3,239,501	¥135,824	¥20,036	¥155,860	¥3,395,361

Note:	Loans held for sale are not included in the table above.

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2013 and 2014:

	March 31, 2013
		Millions of yen
		Past-Due Financing Receivables
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers		¥4,699	¥12,170	¥16,869	¥1,171,142	¥12,170
	Housing loans	3,650	10,422	14,072	916,791	10,422
	Card loans	738	1,078	1,816	225,707	1,078
	Other	311	670	981	28,644	670
Corporate borrowers		64,539	73,876	138,415	1,431,289	73,876
Non-recourse loans	Japan	0	15,211	15,211	134,440	15,211
	U.S.	59,532	7,516	67,048	434,517	7,516
Other	Real estate companies	1,324	23,921	25,245	276,681	23,921
	Entertainment companies	437	1,542	1,979	121,259	1,542
	Other	3,246	25,686	28,932	464,392	25,686
Direct financing leases		5,480	15,806	21,286	989,380	15,806
	Japan	1,467	12,234	13,701	692,585	12,234
	Overseas	4,013	3,572	7,585	296,795	3,572

Total		¥74,718	¥101,852	¥176,570	¥3,591,811	¥101,852

	March 31, 2014
		Millions of yen
		Past-Due Financing Receivables
Portfolio segment	Class	30- 89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers		¥4,477	¥10,542	¥15,019	¥1,236,414	¥10,542
	Housing loans	3,157	8,009	11,166	979,797	8,009
	Card loans	731	1,204	1,935	228,868	1,204
	Other	589	1,329	1,918	27,749	1,329
Corporate borrowers		20,977	45,372	66,349	1,011,533	58,298
Non-recourse loans	Japan	1,364	5,418	6,782	72,625	5,418
	U.S.	17,470	3,687	21,157	101,579	14,432
Other	Real estate companies	149	13,005	13,154	245,965	13,005
	Entertainment companies	1,195	1,297	2,492	106,884	1,297
	Other	799	21,965	22,764	484,480	24,146
Direct financing leases		6,365	13,887	20,252	1,094,073	13,887
	Japan	1,563	9,560	11,123	761,437	9,560
	Overseas	4,802	4,327	9,129	332,636	4,327

Total		¥31,819	¥69,801	¥101,620	¥3,342,020	¥82,727

Note:	Loans held for sale and purchases loans are not included in the table above.

Information about Troubled Debt Restructurings of Financing Receivables

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2012, 2013 and 2014:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥1,867	¥1,690
	Housing loans	1,867	1,690
Corporate borrowers		27,471	26,112
Non-recourse loans	Japan	943	943
	U.S.	7,783	7,518
Other	Real estate companies	6,436	5,636
	Other	12,309	12,015

Total		¥29,338	¥27,802

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥3,580	¥2,396
	Housing loans	1,290	894
	Card loans	1,649	1,081
	Other	641	421
Corporate borrowers		17,970	17,544
Non-recourse loans	Japan	5,180	5,180
	U.S.	10,036	10,036
Other	Real estate companies	967	861
	Other	1,787	1,467

Total		¥21,550	¥19,940

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥3,899	¥2,586
	Housing loans	724	334
	Card loans	1,898	1,391
	Other	1,277	861
Corporate borrowers		14,135	11,097
Non-recourse loans	Japan	4,745	2,608
	U.S.	4,809	4,723
Other	Real estate companies	328	276
	Entertainment companies	779	509
	Other	3,474	2,981

Total		¥18,034	¥13,683

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2012 and for which there was a payment default during fiscal 2012:

	March 31, 2012
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥392
	Housing loans	392
Corporate borrowers		2,331
Non-recourse loans	U.S.	409
Other	Other	1,922

Total		¥2,723

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2013 and for which there was a payment default during fiscal 2013:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥383
	Housing loans	369
	Card loans	12
	Other	2
Corporate borrowers		92
Other	Other	92

Total		¥475

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2014 and for which there was a payment default during fiscal 2014:

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥57
	Housing loans	18
	Card loans	31
	Other	8
Corporate borrowers		565
Non-recourse loans	U.S.	497
Other	Real estate companies	42
	Other	26

Total		¥622